Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Electronic equipment	61,894	64,254	9,050
AI related equipment	153,580	159,898	22,521
Leasehold improvements	14,544	19,186	2,702
Office equipment and fixtures	19,532	20,881	2,941
Mold and tooling	—	5,516	777
Motor vehicles	2,922	2,690	379
Construction in progress	48	119	16
Less: Accumulated depreciation	(185,105)	(211,437)	(29,780)
Less: Accumulated impairment	(8,688)	(7,223)	(1,017)
Property and equipment, net	58,727	53,884	7,589